UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $82,225 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2876    53270 SH       SOLE                    53270
ACCENTURE LTD                  COM              G1151C101     3000    72290 SH       SOLE                    72290
ALTRIA GROUP INC               COM              02209S103      430    21900 SH       SOLE                    21900
APPLE INC COM                  COM              037833100     1564     7422 SH       SOLE                     7422
AUTOMATIC DATA PROCESSING      COM              053015103     4252    99305 SH       SOLE                    99305
BAXTER INTL                    COM              071813109     4894    83410 SH       SOLE                    83410
BECTON DICKINSON               COM              075887109     2837    35977 SH       SOLE                    35977
BERKSHIRE HATHAWAY 'B'         COM              084670702     5422     1650 SH       SOLE                     1650
CHECK POINT                    COM              M22465104     1490    43975 SH       SOLE                    43975
COCA-COLA                      COM              191216100      396     6945 SH       SOLE                     6945
COLGATE-PALMOLIVE              COM              194162103     4792    58327 SH       SOLE                    58327
EXXON MOBIL CORP               COM              30231G102      245     3600 SH       SOLE                     3600
GENERAL DYNAMICS               COM              369550108     3485    51120 SH       SOLE                    51120
GILEAD SCIENCES                COM              375558103     2685    62050 SH       SOLE                    62050
GOOGLE INC CL A                COM              38259P508     5058     8159 SH       SOLE                     8159
GRAINGER WW                    COM              384802104     1802    18605 SH       SOLE                    18605
HARRIS CORP                    COM              413875105     3744    78730 SH       SOLE                    78730
HEWLETT PACKARD                COM              428236103     6420   124628 SH       SOLE                   124628
HOME DEPOT                     COM              437076102      205     7101 SH       SOLE                     7101
INTEL CORP.                    COM              458140100      202     9920 SH       SOLE                     9920
INTL BUS. MACHINES             COM              459200101      327     2500 SH       SOLE                     2500
JOHN WILEY & SONS              COM              968223206      216     5165 SH       SOLE                     5165
JOHNSON&JOHNSON                COM              478160104      442     6867 SH       SOLE                     6867
KRAFT FOODS                    COM              50075N104      601    22110 SH       SOLE                    22110
MCKESSON CORP                  COM              58155Q103     3189    51025 SH       SOLE                    51025
MFS Muni Income TR SBI         COM              552738106      127    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     5953   195320 SH       SOLE                   195320
MYLAN LABS INC                 COM              628530107      268    14565 SH       SOLE                    14565
NIKE INC CLASS B               COM              654106103     2952    44675 SH       SOLE                    44675
NOVO NORDISK ADR               COM              670100205     1750    27415 SH       SOLE                    27415
PATTERSON INC.                 COM              703395103     1607    57437 SH       SOLE                    57437
PEPSICO INC.                   COM              713448108     4994    82144 SH       SOLE                    82144
PHILIP MORRIS INTL             COM              718172109     1055    21900 SH       SOLE                    21900
PROCTER & GAMBLE               COM              742718109      477     7862 SH       SOLE                     7862
SARA LEE                       COM              803111103      248    20350 SH       SOLE                    20350
TELLABS INC.                   COM              879664100      116    20410 SH       SOLE                    20410
TOTAL SYSTEM SERVICES          COM              891906109      289    16750 SH       SOLE                    16750
VARIAN MED SYS                 COM              92220P105     1544    32955 SH       SOLE                    32955
WAL-MART STORES                COM              931142103      269     5038 SH       SOLE                     5038